Income Taxes - Reconciliation of Estimated Income Tax to Income Tax Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Major components of tax expense (income) [abstract]
Profit before income taxes	$ 132,691	$ 143,952	$ 131,152
Income tax expense at tax rates applicable to individual entities	41,268	43,379	41,264
Effect of:
Items not deductible for tax	401	414	544
Exempt income	(11,340)	(18,380)	(16,024)
Non tax deductible goodwill impairment		776
Losses in respect of which deferred tax asset not recognized due to uncertainty and ineligibility to carry forward	106	178	138
Recognition of unutilized tax benefits / Unrecognized losses utilized	(472)	(264)	(841)
Temporary difference that will reverse during tax holiday period	1,139	2,138	614
Change in tax rate and law	1,228	55	(401)
Provision for uncertain tax position		(409)
State taxes	458	61	620
Employment related tax incentive	(1,734)	(1,253)	(827)
Others, net	(980)	488	632
Income tax expense	$ 30,074	$ 27,183	$ 25,719